Accrued Liabilities and Other Payables	9 Months Ended
Sep. 30, 2020
Payables and Accruals [Abstract]
Accrued Liabilities and Other Payables
9. Accrued Liabilities and Other Payables
The following is a summary of accrued liabilities and other payables as of December 31, 2019 and September 30, 2020:

	As of
	December 31,	September 30,
	2019	2020
	RMB	RMB
Accrued marketing expenses	43,765	260,210
Accrued liabilities for learning services and online marketing services	85,598	119,591
Accrued outside labor service fee	10,488	59,082
Accrued administrative expenses	7,846	26,014
Accrued technical expenses	8,960	23,843
Deferred government grant	—	23,342
Operating lease liabilities-current portion	4,166	19,457
Warehousing and logistics fees	3,469	10,498
Accrued professional fee	18,334	10,474
Payables for property and equipment	—	6,614
Deposits payable to service providers	2,542	1,981
Others	7,475	22,391

Total	192,643	583,497